Basis of preparation and material accounting policies - Not applied IFRS issued but are not yet effective (Details)	12 Months Ended
Dec. 31, 2023
Description of expected impact of initial application of new standards or interpretations [Abstract]
Description of issued and published standards not yet reached the effective date and the group has not applied at an earlier date not expected to affect the group	2) The details of IFRSs that have been issued and published as of December 31, 2023 but have not yet reached the effective date, and which the Group have not been early adopted by the Group are as follows: ① Amendments to IAS 1 ‘Presentation of Financial Statements’ —Classification of Liabilities as Current or Non-current, Non-current Liabilities with Covenants The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period and specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period and introduce a definition of ‘settlement’ to make it clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments specify that only covenants that an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of liability for at least 12 months after the reporting date. Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant is assessed only after the reporting date. The amendments also specify that the right to defer settlement is not affected if an entity only has to comply with a covenant after the reporting period. However, if the entity’s right to defer settlement of liability is subject to the entity complying with covenants within 12 months after the reporting period, an entity discloses information that enables users of financial statements to understand the risk of the liabilities becoming repayable within 12 months after the reporting period. This would include information about the covenants (including the nature of the covenants and when the entity is required to comply with them), the carrying amount of related liabilities and the facts and circumstances, if any, that indicate that the entity may have difficulties complying with the covenants. The amendments should be applied for annual periods beginning on or after January 1, 2024, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. ② Amendments to IAS 7 ‘Statement of Cash Flows’, IFRS 7 ‘Financial Instruments: Disclosures’ —Supplier finance arrangements When applying supplier finance arrangements, an entity shall disclose information about its supplier finance arrangements that enables users of financial statements to assess the effects of those arrangements on the entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk. The amendments should be applied for annual periods beginning on or after January 1, 2024, and earlier application is permitted. The Group does not expect that these amendments will have a significant impact on the financial statements. ③ Amendments to IFRS 16 ‘Leases’ —Lease Liability in a Sale and Leaseback When subsequently measuring lease liabilities arising from a sale and leaseback, a seller-lessee shall determine lease payments or revised lease payments in a way that the seller-lessee would not recognize any amount of the gain or loss that relates to the right of use retained by the seller-lessee. The amendments should be applied for annual periods beginning on or after January 1, 2024, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. The above enacted or amended standards will not have a significant impact on the Group. ④ Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’ —Lack of Exchangeability The amendments clarify that when a currency is exchangeable into another currency and how an entity estimates a spot rate when a currency lacks exchangeability. In addition, when a currency is not exchangeable an entity shall disclose information that would enable users of its financial statements to assess the impact of using an estimate exchange rate on the financial statements. The amendments should be applied for annual periods beginning on or after January 1, 2025, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements.